American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
March 31, 2025

Disciplined Core Value - Schedule of Investments
MARCH 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.6%
General Electric Co.	9,794	1,960,269
Lockheed Martin Corp.	54,205	24,213,915
RTX Corp.	24,071	3,188,445
Textron, Inc.	5,016	362,406
		29,725,035
Air Freight and Logistics — 1.0%
FedEx Corp.	50,981	12,428,148
United Parcel Service, Inc., Class B	62,407	6,864,146
		19,292,294
Automobile Components — 0.4%
Aptiv PLC(1)	71,899	4,277,990
BorgWarner, Inc.	79,780	2,285,697
		6,563,687
Banks — 7.6%
Bank of America Corp.	420,316	17,539,787
JPMorgan Chase & Co.	314,257	77,087,242
Truist Financial Corp.	57,813	2,379,005
U.S. Bancorp	684,012	28,878,944
Wells Fargo & Co.	234,371	16,825,494
		142,710,472
Beverages — 0.7%
PepsiCo, Inc.	87,324	13,093,361
Biotechnology — 4.2%
ACADIA Pharmaceuticals, Inc.(1)	240,915	4,001,598
Alnylam Pharmaceuticals, Inc.(1)	19,439	5,248,919
BioMarin Pharmaceutical, Inc.(1)	32,151	2,272,754
Exelixis, Inc.(1)	84,930	3,135,616
Gilead Sciences, Inc.	397,655	44,557,243
Incyte Corp.(1)	26,152	1,583,504
Neurocrine Biosciences, Inc.(1)	68,281	7,551,878
Protagonist Therapeutics, Inc.(1)	58,345	2,821,564
United Therapeutics Corp.(1)	6,535	2,014,544
Vertex Pharmaceuticals, Inc.(1)	9,852	4,776,447
		77,964,067
Broadline Retail — 0.2%
Amazon.com, Inc.(1)	24,117	4,588,500
Building Products — 1.0%
Allegion PLC	38,181	4,981,093
Masco Corp.	95,927	6,670,764
Owens Corning	51,253	7,319,953
		18,971,810
Capital Markets — 2.9%
Cboe Global Markets, Inc.	73,302	16,587,510
Goldman Sachs Group, Inc.	3,182	1,738,295
Houlihan Lokey, Inc.	6,205	1,002,107
Interactive Brokers Group, Inc., Class A	66,532	11,017,034
Morgan Stanley	37,031	4,320,407
MSCI, Inc.	20,252	11,452,506
T. Rowe Price Group, Inc.	94,081	8,643,221
		54,761,080

Chemicals — 1.0%
Axalta Coating Systems Ltd.(1)	153,600	5,094,912
PPG Industries, Inc.	103,142	11,278,578
Scotts Miracle-Gro Co.	35,568	1,952,327
		18,325,817
Commercial Services and Supplies — 0.4%
MSA Safety, Inc.	26,779	3,928,212
Veralto Corp.	44,660	4,352,117
		8,280,329
Communications Equipment — 1.4%
Cisco Systems, Inc.	226,387	13,970,342
F5, Inc.(1)	45,858	12,210,609
		26,180,951
Construction and Engineering — 0.5%
API Group Corp.(1)	33,852	1,210,548
Dycom Industries, Inc.(1)	16,502	2,513,915
MasTec, Inc.(1)	9,171	1,070,347
Valmont Industries, Inc.	12,570	3,587,101
		8,381,911
Consumer Finance — 0.6%
American Express Co.	21,624	5,817,937
Synchrony Financial	107,614	5,697,085
		11,515,022
Consumer Staples Distribution & Retail — 4.8%
Albertsons Cos., Inc., Class A	414,140	9,106,939
Maplebear, Inc.(1)	89,677	3,577,216
Sysco Corp.	85,813	6,439,407
Target Corp.	253,311	26,435,536
U.S. Foods Holding Corp.(1)	186,607	12,215,294
Walmart, Inc.	362,057	31,784,984
		89,559,376
Containers and Packaging — 0.4%
Crown Holdings, Inc.	82,264	7,342,885
Distributors — 0.3%
LKQ Corp.	137,970	5,869,244
Diversified Consumer Services — 0.2%
ADT, Inc.	432,548	3,520,941
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	97,967	2,770,507
Verizon Communications, Inc.	996,333	45,193,665
		47,964,172
Electric Utilities — 0.6%
Evergy, Inc.	89,082	6,142,204
NextEra Energy, Inc.	83,840	5,943,417
		12,085,621
Electrical Equipment — 0.9%
Acuity, Inc.	18,397	4,844,850
Generac Holdings, Inc.(1)	23,073	2,922,195
Hubbell, Inc.	22,968	7,600,341
Powell Industries, Inc.	12,726	2,167,620
		17,535,006
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity PLC	126,766	17,914,571
Energy Equipment and Services — 0.6%
Halliburton Co.	348,475	8,840,811

TechnipFMC PLC	85,913	2,722,583
		11,563,394
Entertainment — 1.0%
Electronic Arts, Inc.	117,476	16,977,632
Roku, Inc.(1)	16,601	1,169,374
		18,147,006
Financial Services — 5.2%
Affirm Holdings, Inc.(1)	32,479	1,467,726
Berkshire Hathaway, Inc., Class B(1)	105,632	56,257,491
Global Payments, Inc.	69,723	6,827,276
Jack Henry & Associates, Inc.	10,680	1,950,168
PayPal Holdings, Inc.(1)	473,552	30,899,268
		97,401,929
Food Products — 0.6%
Conagra Brands, Inc.	75,031	2,001,077
Hormel Foods Corp.	35,101	1,086,025
Ingredion, Inc.	22,043	2,980,434
Pilgrim's Pride Corp.(1)	60,521	3,299,000
Tyson Foods, Inc., Class A	40,797	2,603,256
		11,969,792
Gas Utilities — 0.1%
Atmos Energy Corp.	11,625	1,796,993
Ground Transportation — 1.1%
Lyft, Inc., Class A(1)	75,797	899,711
Uber Technologies, Inc.(1)	256,962	18,722,251
		19,621,962
Health Care Equipment and Supplies — 3.0%
Align Technology, Inc.(1)	10,442	1,658,816
Lantheus Holdings, Inc.(1)	44,684	4,361,158
Medtronic PLC	288,078	25,886,689
ResMed, Inc.	74,874	16,760,545
Solventum Corp.(1)	101,664	7,730,531
		56,397,739
Health Care Providers and Services — 2.8%
Cigna Group	13,662	4,494,798
DaVita, Inc.(1)	53,343	8,159,879
Henry Schein, Inc.(1)	27,429	1,878,612
Labcorp Holdings, Inc.	4,479	1,042,442
Quest Diagnostics, Inc.	15,810	2,675,052
UnitedHealth Group, Inc.	65,482	34,296,198
		52,546,981
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(1)	49,394	11,441,132
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	483,042	6,864,027
Hotels, Restaurants and Leisure — 1.0%
Booking Holdings, Inc.	1,208	5,565,147
Expedia Group, Inc.	53,226	8,947,291
Yum! Brands, Inc.	30,206	4,753,216
		19,265,654
Household Durables — 0.1%
TopBuild Corp.(1)	8,726	2,660,994
Household Products — 4.2%
Clorox Co.	19,798	2,915,256
Colgate-Palmolive Co.	211,296	19,798,435

Kimberly-Clark Corp.	118,136	16,801,302
Procter & Gamble Co.	230,462	39,275,334
		78,790,327
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	14,168	3,000,074
Industrial REITs — 0.2%
Prologis, Inc.	34,139	3,816,399
Insurance — 4.5%
CNA Financial Corp.	113,741	5,776,905
Everest Group Ltd.	9,241	3,357,533
Hartford Insurance Group, Inc.	133,535	16,522,286
Marsh & McLennan Cos., Inc.	83,017	20,258,638
Progressive Corp.	24,230	6,857,332
Travelers Cos., Inc.	48,083	12,716,030
W.R. Berkley Corp.	274,230	19,514,207
		85,002,931
IT Services — 2.4%
Accenture PLC, Class A	39,009	12,172,368
Cognizant Technology Solutions Corp., Class A	244,202	18,681,453
International Business Machines Corp.	38,497	9,572,664
Twilio, Inc., Class A(1)	51,745	5,066,353
		45,492,838
Leisure Products — 0.2%
Mattel, Inc.(1)	217,948	4,234,730
Life Sciences Tools and Services — 0.6%
Avantor, Inc.(1)	132,691	2,150,921
Illumina, Inc.(1)	117,964	9,359,264
		11,510,185
Machinery — 5.4%
Caterpillar, Inc.	75,616	24,938,157
Cummins, Inc.	86,594	27,142,023
Donaldson Co., Inc.	69,787	4,679,916
Flowserve Corp.	19,036	929,718
Lincoln Electric Holdings, Inc.	43,209	8,173,415
Middleby Corp.(1)	38,386	5,833,904
Parker-Hannifin Corp.	33,204	20,183,051
Snap-on, Inc.	16,479	5,553,588
Stanley Black & Decker, Inc.	22,391	1,721,420
Watts Water Technologies, Inc., Class A	12,665	2,582,647
		101,737,839
Media — 2.1%
Comcast Corp., Class A	1,064,593	39,283,482
Metals and Mining — 0.2%
Newmont Corp.	65,236	3,149,594
Multi-Utilities — 1.5%
Consolidated Edison, Inc.	53,354	5,900,419
WEC Energy Group, Inc.	202,013	22,015,377
		27,915,796
Oil, Gas and Consumable Fuels — 5.3%
Chevron Corp.	19,112	3,197,246
EOG Resources, Inc.	287,426	36,859,510
Exxon Mobil Corp.	490,564	58,342,777
		98,399,533
Personal Care Products — 1.0%
Kenvue, Inc.	759,404	18,210,508

Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	89,954	5,486,295
Jazz Pharmaceuticals PLC(1)	39,001	4,841,974
Johnson & Johnson	392,085	65,023,376
Merck & Co., Inc.	269,359	24,177,664
		99,529,309
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	18,314	1,915,278
CACI International, Inc., Class A(1)	7,708	2,828,219
Jacobs Solutions, Inc.	40,650	4,914,179
Leidos Holdings, Inc.	55,852	7,536,669
Parsons Corp.(1)	32,772	1,940,430
Science Applications International Corp.	24,261	2,723,782
		21,858,557
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	20,324	5,038,523
Semiconductors and Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	118,527	2,140,598
Broadcom, Inc.	25,962	4,346,818
KLA Corp.	39,817	27,067,596
Marvell Technology, Inc.	160,647	9,891,036
QUALCOMM, Inc.	49,502	7,604,002
		51,050,050
Software — 3.4%
Adobe, Inc.(1)	26,410	10,129,027
AppLovin Corp., Class A(1)	18,135	4,805,231
Dropbox, Inc., Class A(1)	145,954	3,898,431
Microsoft Corp.	17,507	6,571,953
Oracle Corp.	20,010	2,797,598
Salesforce, Inc.	32,301	8,668,297
Synopsys, Inc.(1)	34,226	14,677,820
Zoom Communications, Inc., Class A(1)	162,903	12,017,354
		63,565,711
Specialized REITs — 1.6%
Lamar Advertising Co., Class A	14,583	1,659,254
Millrose Properties, Inc.(1)	16,117	427,262
Public Storage	49,924	14,941,754
SBA Communications Corp.	55,067	12,115,290
		29,143,560
Specialty Retail — 1.8%
Bath & Body Works, Inc.	241,261	7,315,033
Gap, Inc.	236,004	4,864,042
Home Depot, Inc.	49,595	18,176,072
Ulta Beauty, Inc.(1)	6,794	2,490,273
		32,845,420
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	81,479	18,098,930
Hewlett Packard Enterprise Co.	1,024,664	15,810,566
HP, Inc.	107,599	2,979,416
NetApp, Inc.	66,868	5,873,685
		42,762,597
Textiles, Apparel and Luxury Goods — 0.8%
Columbia Sportswear Co.	31,432	2,379,088
NIKE, Inc., Class B	40,181	2,550,690
Ralph Lauren Corp.	33,750	7,449,975

Skechers USA, Inc., Class A(1)	57,738	3,278,364
		15,658,117
Trading Companies and Distributors — 1.5%
Core & Main, Inc., Class A(1)	64,118	3,097,541
Ferguson Enterprises, Inc.	95,254	15,262,548
MSC Industrial Direct Co., Inc., Class A	40,154	3,118,761
Watsco, Inc.	4,510	2,292,433
WESCO International, Inc.	24,987	3,880,481
		27,651,764
TOTAL COMMON STOCKS (Cost $1,620,690,229)		1,861,471,599
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,831	36,831
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $1,043,040), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $1,022,996)		1,022,873
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $9,141,373), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $8,963,088)		8,962,000
		9,984,873
TOTAL SHORT-TERM INVESTMENTS (Cost $10,021,704)		10,021,704
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,630,711,933)		1,871,493,303
OTHER ASSETS AND LIABILITIES — 0.0%		(473,205)
TOTAL NET ASSETS — 100.0%		$1,871,020,098

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,861,471,599	—	—
Short-Term Investments	36,831	$9,984,873	—
	$1,861,508,430	$9,984,873	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.